Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term	$ 765,345	$ 740,556
Total deposits	1,515,616	1,409,531
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	228,282	205,714
Notice	56,988	62,845
Term	244,470	253,580
Total deposits	529,740	522,139
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	431,239	369,943
Notice	20,274	20,157
Term	494,801	449,570
Total deposits	946,314	839,670
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	13,488	9,675
Notice		641
Term	26,074	37,406
Total deposits	39,562	47,722
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	673,009	585,332
Notice	77,262	83,643
Term	765,345	740,556
Total deposits	1,515,616	1,409,531
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	158,771	144,712
Notice	9,469	7,164
Term	292	203
Total deposits	168,532	152,079
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	392,120	355,221
Notice	16,417	14,468
Term	591,636	594,066
Total deposits	1,000,173	963,755
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	38,009	38,520
Total deposits	38,009	38,520
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	63,745	28,389
Notice	50,497	61,087
Term	73,147	75,933
Total deposits	187,389	165,409
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5	11
Total deposits	5	11
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,354	5,013
Notice	742	851
Term	76,972	53,295
Total deposits	84,068	59,159
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,133	7,758
Total deposits	8,133	7,758
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,872	5,708
Notice	137	73
Term	23,298	17,059
Total deposits	$ 29,307	$ 22,840